Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Stockholders' Equity Note, Warrants or Rights

A summary of information related to the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares Initially granted	Exercise price
			Yen	U.S. dollars
2003	From June 27, 2004 to June 26, 2012	453,300	¥7,206	$87
2004	From June 26, 2005 to June 25, 2013	516,000	6,991	84
2005	From June 24, 2006 to June 23, 2014	528,900	11,720	141
2006	From June 22, 2007 to June 21, 2015	477,400	18,903	227
2007	From June 21, 2008 to June 20, 2016	194,200	29,611	356
2008	From July 5, 2009 to June 22, 2017	144,980	31,009	373
2009	From July 18, 2010 to June 24, 2018	147,900	16,888	203

Employee Stock Options Activity

The following table summarizes information about the activity of these stock options for the year ended 2011:

	Number of shares	Weighted average exercise price (*)		Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	U.S. dollar	Years	Millions of yen	Millions of U.S. dollar
Outstanding at beginning of the year	1,370,380	¥18,261	$219.62
Exercised	(14,000)	7,146	85.94
Forfeited or expired	(134,020)	17,308	208.15

Outstanding at end of year	1,222,360	18,493	222.41	4.26	¥0	$0

Exercisable at end of year	1,222,360	¥18,493	$222.41	4.26	¥0	$0

*	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.

Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used

The fair value of each option was estimated on the date of grant under the following assumptions with the binominal option-pricing model. As for fiscal 2010 and 2011, the fair value of options was not estimated because no stock options were granted.

2009
Weighted-average grant-date fair value	¥5,630
Risk-free rate	0.60-1.52%
Expected volatility	46.00%
Expected dividend yield	1.73%